CASH AND CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2025
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
Schedule of reconciliation of cash and cash equivalents and restricted cash in the consolidated balance sheets to the amounts in the consolidated statements of cash flows

	As of December 31,
	2024	2025

Cash and cash equivalents	7,867,659	14,305,958
Restricted cash - current assets	67,419	130,295
Restricted cash - non-current assets	158,452	4,774

Total cash and cash equivalents and restricted cash of continuing operations shown in the consolidated statements of cash flows	8,093,530	14,441,027